6. Long-term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Long-Term Debt Tables
Long - term liabilities
	September 30	December 31
	2014	2013
Vehicle loan	$39	$51
Equipment loan	18	27
Office term loan	144	171
	201	249
Less current portion	(72)	(65)

Balance	$129	$184

	December 31
	2013	2012

Horizon software	$ 17,599	$ 16,085
ZTEsoft Telecom software	497	-
Contractual relationships	885	885
	18,981	16,970
Less accumulated amortization	(6,221)	(4,641)

Intangible assets, net	$ 12,760	$12,329